TERM DEPOSITS	12 Months Ended
Dec. 31, 2021
TERM DEPOSITS [abstract]
Disclosure of term deposits
16.	TERM DEPOSITS

	2020	2021
	RMB’000	RMB’000
Current assets
Short term deposits	60,000	60,000

Non-current assets
Long term deposits	160,000	160,000

The original effective interest rate of term deposits was 3.65% per annum (2020: 3.63% per annum).